Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Other non-current assets [Abstract]
Other non-current assets

NOTE 12: OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2020 and 2019, consist of the following:

	December 31, 2020	December 31, 2019
Prepaid expenses (1)	1,547	9,321
Deposits in guarantee to free zone	176	195
Other (2)	3,359	875
Total	5,082	10,391

  As of December 31, 2019, includes $9,307 related to deferred finance cost.
  As of December 31, 2020, includes $2,726 related to settlement regarding a storage and transshipment contract in the grain port terminal (Note 24).